PREFERRED AND COMMON STOCK (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended
	Feb. 26, 2013	May 21, 2013	Feb. 21, 2013	Feb. 28, 2013	Jun. 30, 2013	Apr. 24, 2013	Feb. 13, 2013	Dec. 31, 2012	Oct. 31, 2012	Aug. 31, 2012
Preferred Stock
Preferred Stock - Shares Authorized					10,000,000			10,000,000
Preferred Stock - Par Value					$ 0.0001			$ 0.0001
Redeemable Convertible Preferred Stock
Series D Convertible Preferred Stock Issuance						300	300		300	300
Series D Convertible Stock Nominal And Fair Value						$ 3,000	$ 3,000		$ 3,000	$ 3,000
Series D Convertible Preferred Stock Dividend Rate Per Annum					6.00%
Series D Convertible Preferred Stock Mandatory Convertion Scheme					30 months after the issuance, at a price per share of common stock equal to $10.00
Series D Convertible Preferred Stock Convertion Scheme at Stockholder's Option					prior to the scheduled maturity date at a price of $7.00 per share of common stock
Series D Convertible Preferred Stock Redemption Scheme					18 months after the issuance, at par payable at up to 12 equal quarterly installments
Preferred Stock - Shares Issued					4,540			4,540
Preferred Stock - Shares Outstanding					4,540			4,540
Series D Convertible Stock - Shares Outstanding					1,200			600
Common Stock
Common Stock - Shares Authorized					250,000,000			250,000,000
Common Stock - Par Value					$ 0.0001			$ 0.0001
Shares Issued Under Offering		32,876,712		35,246,791
Offering Price per Share		$ 3.65		$ 2.85
Gross Proceeds from Issuance of Stock		120,000		100,453
Shares Issued Under Direct Offering	9,825,000	16,438,356	7,719,300
Gross proceeds from Direct Offering Issuance	28,001	60,000	22,000
Shares Issued Under Private Placement	17,702,491	16,438,356
Gross proceeds from Private Placement Issuance	50,452	60,000
Net proceeds from Issuance of Stock		115,432		95,970
Stock Issuance Agents' Costs		4,199		4,018
Stock Issuance Offering Costs		$ 369		$ 465